State Street My2027 High Yield Corporate Bond ETF Investment Strategy - State Street My2027 High Yield Corporate Bond ETF	Feb. 18, 2026
Prospectus [Line Items]
Strategy [Heading]	The Fund's Principal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) invests at least 80% of the Fund's net assets (plus borrowings for investment purposes) in corporate bonds rated below investment grade (commonly referred to as “high yield” or “junk” bonds). The Fund will provide shareholders with at least sixty (60) days' notice prior to any change in its 80% investment policy. The Fund primarily invests in high yield corporate bonds maturing in the year 2027, which may include bonds with embedded issuer call options falling within that year. The Fund may also invest in high yield corporate bonds with maturity dates within six months prior to or after the Fund's target maturity year. An embedded issuer call option means that the bond's issuer has the right to redeem a bond prior to its designated maturity date. The Fund is part of the MyIncome suite of target maturity bond ETFs and is designed to terminate on or about December 15, 2027, at which point the Fund will distribute its remaining net assets to shareholders pursuant to a plan of liquidation. The Fund does not seek to distribute any predetermined amount at maturity. The Fund primarily invests in U.S. dollar denominated corporate bonds rated below investment grade at the time of purchase. Below investment grade is defined as bonds rated BB+ or lower by S&P Global Ratings and/or Fitch Ratings Inc., Ba1 or lower by Moody's Investors Service, Inc., or equivalent ratings by another registered nationally recognized statistical rating organization (“NRSRO”), or, if unrated by an NRSRO, of comparable quality as determined by the Adviser. The Fund may invest up to 20% of its net assets in corporate bonds rated investment grade at the time of purchase. As of the date of this Prospectus, it is expected that a significant portion of the Fund will comprise securities of companies in the financial, industrial and utilities sectors, although this may change from time to time.The Fund may use derivative instruments (primarily futures contracts, interest rate and credit default swaps, and options on treasury futures) to manage yield, interest rate exposure (also known as duration), weighted average maturity, and exposure to credit quality.In the Fund's target maturity year, proceeds from corporate bonds maturing prior to the Fund's liquidation date may be reinvested in cash and cash equivalents, including, but not limited to, shares of money market funds (including money market funds advised by the Adviser). The Fund seeks to remain fully invested in corporate bonds to the extent possible; however, leading up to the Fund's target maturity date, the Fund's cash and cash equivalents holdings may increase and the Fund's investment in high yield corporate bonds may be less than 80% of the Fund's net assets.The Adviser actively manages the Fund using a risk-aware approach focusing on bottom-up security selection to construct a portfolio that seeks to overweight the most attractive sectors and issuers. The Adviser chooses individual securities identified for investment through analyzing relative value, issuer fundamentals, liquidity, price trends and other factors which are supported by the performance of similar instruments through economic and market cycles.The Adviser may consider selling a security when one of the selection characteristics no longer applies, when the Adviser believes that the valuation has become excessive, or when more attractive alternatives are identified. The Fund may engage in active and frequent trading of its portfolio securities.The Fund should not be confused with a target date fund, which has assets that are managed according to a particular investment strategy that converts fund assets to conservative investments over time.